Transactions with Affiliates and Container Investors - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from affiliates, net	$ 2,227		$ 2,227		$ 1,509
Total Management Fees
Related Party Transaction [Line Items]
Management fees	$ 2,309	$ 1,698	$ 4,502	$ 4,186